Share capital, share premium and transaction costs on new equity instruments - Schedule of Movement of Share Capital and Share Premium (Details) - EUR (€)											1 Months Ended	12 Months Ended
	Nov. 15, 2024	Jul. 29, 2024	Jun. 25, 2024	Oct. 18, 2023	Oct. 03, 2023	Aug. 10, 2023	Jun. 09, 2023	Apr. 15, 2022	Mar. 22, 2022	Mar. 16, 2022	Oct. 18, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 25, 2025	Dec. 31, 2021
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Number of shares issued (in shares)												271,010,790	267,177,592
Par value per share (in EUR per share)							€ 0.12	€ 0.12	€ 0.12	€ 0.12		€ 0.12	€ 0.12	€ 0.12	€ 0.12
Beginning balance												€ (79,322,000)	€ 27,758,000	€ (76,652,000)
Share Capital increase on conversion (in shares)										235,935,061
Increase through exchange of ordinary shares (in shares)										14,907,582
Equity contribution (Spartan shareholders)										€ 87,597,000				87,597,000
Shares issued in the period (in shares)									2,500,000	12,500,000
Issue of equity													(955,000)
Private Placement Warrants exercise (in shares)								1,334,949
Increase through exercise of warrants, equity													7,569,000	13,854,000
Increase through share-based payment transactions, equity												(2,486,000)	€ 11,032,000	€ 82,569,000
Transaction costs related to issuance of ordinary shares in exchange of Public Warrants												€ 0
Number of shares issued (in shares)												273,340,743	271,010,790	267,177,592
Ending balance												€ (97,927,000)	€ (79,322,000)	€ 27,758,000
Public Warrants
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par value per share (in EUR per share)				€ 0.12	€ 0.12						€ 0.12
Shares issued in the period (in shares)				159,712	2,996,918						3,156,630
IPO
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par value per share (in EUR per share)							€ 0.12
Shares issued in the period (in shares)							9,600
Increase through share-based payment transactions, equity													1,000
RSU
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par value per share (in EUR per share)	€ 0.12	€ 0.12				€ 0.12
Shares issued in the period (in shares)	24,109	285,844				666,968
Increase through share-based payment transactions, equity	€ 3,000	€ 35,000										€ 0	€ 0
Performance Options
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Number of shares issued (in shares)												0
Par value per share (in EUR per share)			€ 0.12
Shares issued in the period (in shares)			2,020,000
Increase through share-based payment transactions, equity			€ 242,000
Number of shares issued (in shares)													0
Allego Holding
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Number of shares issued (in shares)														100
Par value per share (in EUR per share)										€ 1						€ 1.00
Shareholder loan to equity conversion (in shares)										2
Number of shares issued in the fee agreement (in shares)										22
Number of shares exchanged for shares in new company (in share)										(124)
Number of shares issued (in shares)										124
Share capital
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Beginning balance												€ 32,521,000	€ 32,061,000	€ 1,000
Issuance of shares under the LTIP from IPO Grant Shares										€ 28,311,000
Equity contribution (Spartan shareholders)										1,789,000				1,789,000
Issue of equity									€ 300,000	1,500,000			0
Increase through exercise of warrants, equity								€ 160,000					379,000	160,000
Ending balance												32,801,000	32,521,000	32,061,000
Share capital | Public Warrants
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase through exercise of warrants, equity				€ 19,000	€ 360,000						€ 379,000
Share capital | IPO
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase through share-based payment transactions, equity							€ 1,000						1,000
Share capital | RSU
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase through share-based payment transactions, equity						€ 80,000						38,000	80,000
Share capital | Allego Holding
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Beginning balance														1,000
Issue of equity										22
Ending balance										1,000
Share premium
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Beginning balance												372,135,000	365,900,000	61,888,000
Issuance of shares under the LTIP from IPO Grant Shares										(28,311,000)
Equity contribution (Spartan shareholders)										85,808,000				85,808,000
Issue of equity									€ 22,375,000	108,515,000			(955,000)
Increase through exercise of warrants, equity								€ 13,694,000					7,190,000	13,694,000
Transaction costs related to issuance of ordinary shares in exchange of Public Warrants												(955,000)
Ending balance												372,135,000	372,135,000	365,900,000
Share premium | Public Warrants
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase through exercise of warrants, equity				€ 252,000	€ 6,938,000						€ 7,190,000
Share premium | IPO
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase through share-based payment transactions, equity													0
Share premium | RSU
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase through share-based payment transactions, equity												€ 0	€ 0
Share premium | Allego Holding
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Beginning balance														€ 61,888,000
Issuance of shares under the LTIP from IPO Grant Shares										101,931,000
Ending balance										€ 163,819,000